Significant Accounting Policies - Intangible assets, net (Details)	Dec. 31, 2024
Minimum | Licensed copyrights of content
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	1 year
Minimum | License rights of mobile games
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	1 year
Minimum | Intellectual property and others
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	1 year
Maximum | Licensed copyrights of content
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	10 years
Maximum | License rights of mobile games
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum | Intellectual property and others
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	10 years